Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net (loss) income		$ (782,028)	$ (298)	$ 9,749
Other comprehensive income (loss):
Unrealized gain (loss) on interest rate swap	[1]	1,935	(582)	(16)
Comprehensive (loss) income		(780,093)	(880)	9,733
Net (loss) income attributable to non-controlling interest		(3,700)	5,073	4,400
Comprehensive (loss) income attributable to ATI Physical Therapy, Inc.		$ (776,393)	$ (5,953)	$ 5,333

[1]	Other comprehensive income (loss) related to unrealized gain (loss) on interest rate swap